Property, plant and equipment - Schedule of Roll Forward of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 21,424
Ending balance	18,267	$ 21,424
Property
Right-of-Use Assets [Roll Forward]
Beginning balance	21,179
Ending balance	18,035	21,179
Equipment
Right-of-Use Assets [Roll Forward]
Beginning balance	34
Ending balance	87	34
Vehicle
Right-of-Use Assets [Roll Forward]
Beginning balance	211
Ending balance	145	211
Cost
Right-of-Use Assets [Roll Forward]
Beginning balance	34,096	35,260
Additions	94	13,551
De-recognition	(653)	(14,719)
Effect of movements in exchange rates		4
Ending balance	33,537	34,096
Cost | Property
Right-of-Use Assets [Roll Forward]
Beginning balance	33,292	34,447
Additions	3	13,460
De-recognition	(561)	(14,629)
Effect of movements in exchange rates		14
Ending balance	32,734	33,292
Cost | Equipment
Right-of-Use Assets [Roll Forward]
Beginning balance	176	176
Additions	91	0
De-recognition	(92)	0
Effect of movements in exchange rates		0
Ending balance	175	176
Cost | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning balance	628	637
Additions	0	91
De-recognition	0	(90)
Effect of movements in exchange rates		(10)
Ending balance	628	628
Accumulated depreciation
Right-of-Use Assets [Roll Forward]
Beginning balance	(12,672)	(21,141)
Depreciation	3,251	3,950
De-recognition	(653)	(12,422)
Effect of movements in exchange rates		3
Ending balance	(15,270)	(12,672)
Accumulated depreciation | Property
Right-of-Use Assets [Roll Forward]
Beginning balance	(12,113)	(20,757)
Depreciation	3,147	3,794
De-recognition	(561)	(12,433)
Effect of movements in exchange rates		(5)
Ending balance	(14,699)	(12,113)
Accumulated depreciation | Equipment
Right-of-Use Assets [Roll Forward]
Beginning balance	(142)	(106)
Depreciation	38	35
De-recognition	(92)	0
Effect of movements in exchange rates		1
Ending balance	(88)	(142)
Accumulated depreciation | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning balance	(417)	(278)
Depreciation	66	121
De-recognition	0	11
Effect of movements in exchange rates		7
Ending balance	$ (483)	$ (417)